Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets
4	Intangible assets

	Customer
	relationships	Tradename	Technology	Total
	$	$	$	$
Net book value – December 31, 2020	52,460	—	3,145,493	3,197,953
Additions	—	—	1,259,165	1,259,165
Amortization	(52,460)	—	(1,360,380)	(1,412,840)

Net book value – December 31, 2021	—	—	3,044,278	3,044,278

	Customer
	relationships	Tradename	Technology	Total
	$	$	$	$
Net book value – December 31, 2019	1,641,517	336,548	5,763,817	7,741,882
Additions	—	—	393,007	393,007
Amortization	(1,589,057)	(336,548)	(3,011,331)	(4,936,936)

Net book value – December 31, 2020	52,460	—	3,145,493	3,197,953

During the year ended December 31, 2021, the Company capitalized $1,259,165 (2020 – $393,007) of development costs relating to revenue generating technology.